   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 12, 2017 to September 12, 2017

   Commission File Number of issuing entity:  333-171508-08

   Central Index Key Number of issuing entity:  0001581653

   GS Mortgage Securities Trust 2013-GCJ14

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-171508

   Central Index Key Number of depositor:  0001004158

   GS Mortgage Securities Corporation II

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541001

   Citigroup Global Markets Realty Corp.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541502

   Goldman Sachs Mortgage Company

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001555524

   Jefferies LoanCore LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001576832

   MC-Five Mile Commercial Mortgage Finance LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001682511

   Starwood Mortgage Funding I LLC

   (Exact name of sponsor as specified in its charter)

   Leah Nivison (212) 902-1000

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3913698

38-3913699

38-7103169

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
A‑AB	___	___	X	___
X‑A	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 12, 2017, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ14.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the GS Mortgage Securities Trust 2013-GCJ14 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 12, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$0.00

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2013-GCJ14 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 12, 2017 to September 12, 2017.

The Depositor has filed a Form ABS-15G on February 14, 2017. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2017. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on August 11, 2017. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2017. The CIK number of JLC is 0001555524. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five Mile"), one of the sponsors, has filed a Form ABS-15G on April 20, 2017. The CIK number of MC-Five Mile is 0001576832. There is no new activity to report at this time.

Starwood Mortgage Funding I LLC ("Starwood "), one of the sponsors, has filed a Form ABS-15G on February 14, 2017. The CIK number of Starwood  is 0001682511. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The 11 West 42nd Street loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2013-GCJ14. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $16,674,300.00, a year-to-date figure for the period of January 1, 2017 through June 30, 2017. There is no new activity to report at this time.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ14, relating to the September 12, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/   Leah Nivison

Leah Nivison, CEO

Date:  September 26, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ14, relating to the September 12, 2017 distribution.